CONVERTIBLE REDEEMABLE PREFERRED SHARES - Redemption Price (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)
CONVERTIBLE REDEEMABLE PREFERRED SHARES
Change in redemption value of preferred shares	$ 1,538	¥ 10,711	¥ 17,225	¥ 47,759
Series A convertible redeemable preferred shares
CONVERTIBLE REDEEMABLE PREFERRED SHARES
Percentage of annual return	8.00%	8.00%
Change in redemption value of preferred shares		¥ 10,711	¥ 17,225
Series B convertible redeemable preferred shares
CONVERTIBLE REDEEMABLE PREFERRED SHARES
Percentage of annual return	8.00%	8.00%
Series C convertible redeemable preferred shares
CONVERTIBLE REDEEMABLE PREFERRED SHARES
Percentage of annual return	8.00%	8.00%
Series D convertible redeemable preferred shares
CONVERTIBLE REDEEMABLE PREFERRED SHARES
Percentage of annual return	8.00%	8.00%
Series E convertible redeemable preferred shares
CONVERTIBLE REDEEMABLE PREFERRED SHARES
Percentage of annual return	10.00%	10.00%